Oil and Gas Assets (Details Textual) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Oil and Gas Assets (Textual)
Depletion expense				$ 115,173	$ 484,311
Loss on abandonment of oil and gas assets	318,800	318,800			455,815
Gain on sale of oil and gas		450,000		275,000
Proceeds from sale of oil and gas interests		450,000		815,000
Depletion and depreciation expense		36,705	56,662
Oasis Petroleum North America [Member]
Oil and Gas Assets (Textual)
Gain on sale of oil and gas				215,000
Proceeds from sale of oil and gas interests				215,000
Nebraska Alliance Resources [Member]
Oil and Gas Assets (Textual)
Gain on sale of oil and gas				60,000
Proceeds from sale of oil and gas interests				$ 600,000